Provision for Doubtful Debts	12 Months Ended
Dec. 31, 2014
Provision for Doubtful Debts
15. Provision for Doubtful Debts

The Company does business with most major international pharmaceutical companies. Provision for doubtful debts at December 31, 2014 comprises:

	December 31,	December 31,
	2014	2013
	(in thousands)
Opening provision	$3,148	$5,047
Amounts used during the year	(502)	(3,132)
Amounts provided during the year	2,874	1,368
Amounts released during the year	(62)	(135)
Closing provision	$5,458	$3,148